Stock Option Plan (Tables)	12 Months Ended
Jan. 31, 2019
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Summary of Weighted-Average Fair Value of Options Granted and Assumptions

The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2019 and 2018:

	January 31, 2019	January 31, 2018
Weighted-average fair value at grant date	$18.02	$11.66
Weighted average assumptions used in the fair value models
Share price	$60.48	$39.93
Risk-free interest rate	2.20%	1.16%
Expected life	6.25 years	6.25 years
Expected volatility	27.64%	30.43%
Expected annual dividend per share	0.60%	0.80%

Summary of Stock Option

The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2017	2,840,433	$22.39
Granted	1,106,900	39.61
Forfeited/Cancelled	(87,150)	24.77
Exercised [a]	(460,449)	18.07
Balance as at January 31, 2018	3,399,734	28.52
Granted	937,150	60.16
Forfeited/Cancelled	(189,387)	48.88
Exercised [b]	(264,478)	23.50
Balance as at January 31, 2019	3,883,019	$35.51

[a]	The weighted average stock price on these exercised stock options was $39.78.

[b]	The weighted average stock price on these exercised stock options was $61.04.

Summary of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2019:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$0 to $4	26,894	$0.85	2.1	26,894	$0.85
$16 to $20	17,550	19.00	7.1	9,125	18.90
$20 to $24	1,045,175	20.86	6.1	724,425	21.09
$24 to $28	955,900	27.08	6.0	795,050	26.96
$28 to $32	3,000	29.03	4.9	3,000	29.03
$36 to $40	963,950	39.45	8.4	215,000	39.45
$40 to $44	119,500	40.46	9.4	11,275	40.90
$44 to $48	13,800	47.67	9.0	3,450	47.67
$60 to $64	737,250	62.69	9.4	—	—
Balance as at January 31, 2019	3,883,019	$35.51	7.4	1,788,219	$25.78

The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2018:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$0 to $4	56,180	$0.60	2.5	56,180	$0.60
$4 to $8	9,029	6.63	4.5	7,648	6.54
$16 to $20	18,125	18.92	8.1	5,025	18.66
$20 to $24	1,147,725	20.86	7.1	646,000	21.26
$24 to $28	1,057,100	27.07	7.0	601,725	26.91
$28 to $32	5,875	29.03	5.9	5,875	29.03
$36 to $40	1,046,800	39.45	9.4	—	—
$40 to $44	45,100	40.90	9.7	—	—
$44 to $48	13,800	47.67	10.0	—	—
Balance as at January 31, 2018	3,399,734	$28.52	7.7	1,322,453	$22.89